Share Based Compensation	6 Months Ended
Jun. 30, 2023
Share Based Payment [Abstract]
SHARE BASED COMPENSATION

NOTE 5 – SHARE BASED COMPENSATION:

In December 2019, the Company established a share option plan (the “Plan”). As of June 30, 2023, a total of 505,473 options to purchase Ordinary Shares have been granted to employees, consultants and directors under the Plan, and a total of 3,707,542 restricted stock units (“RSUs”) have been granted to employees, consultants and directors under the Plan, of which 2,550,166 RSUs are fully vested as of June 30, 2023.

On March 24, 2022, the Company’s board of directors approved a grant of 536,141 RSUs to employees and a grant of 22,500 RSUs to the Company’s advisory board members and an additional consultant. The RSUs represent the right to receive Ordinary Shares at a given time in the future. 555,500 RSUs vest over a period of three years, with a one-year cliff and 3,141 RSUs vested immediately on the grant date. The RSUs designated to employees were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

On March 24, 2022, the Company’s board of directors granted options to purchase 29,400 Ordinary Shares to advisory board members. The vesting period is three years commencing on the grant date, with a one-year cliff. The exercise price per share was NIS 0.37($0.12). The contractual life of the options under the Plan is ten years.

On April 6, 2022, the Company’s board of directors approved a grant of fully vested 285,713 RSUs to an officer. The RSUs represent the right to receive Ordinary Shares. The RSUs were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

On May 19, 2022, the Company’s board of directors approved a grant of 30,000 RSUs to an employee. The RSUs represents the right to receive Ordinary Shares at a future time and vest over a period of three years, with one-year cliff period, commencing on the grant date. The RSUs were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

On November 22, 2022, the Company’s board of directors approved a grant of 165,000 RSUs to employees. The RSUs represents the right to receive Ordinary Shares at a future time and vest over a period of three years, with 1 year cliff. The RSUs were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

The fair market value of all granted options was estimated by using the Black-Scholes model, aimed at modelling the value of the Company’s assets over time. The simulation approach was designed to take into account the terms and conditions of the share options, as well as the capital structure of the Company and the volatility of its assets, on the date of grant based on certain assumptions. Those conditions are, among others:

(i)	The expected volatility is 50%;

(ii)	The dividend rate 0%; and

(iii)	Expected term – three years.

The valuation was completed with the assistance of an external valuator based on the management’s assumptions.

During the six months ended June 30, 2023, the Company recorded share-based payment expenses in the amount of $1,017.

The options to services providers and advisers outstanding as of June 30, 2023, as follows:

	Six months ended June 30, 2023
	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	114,512	0.71
Granted	-
Exercised	-
Forfeited	-
Outstanding as of June 30, 2023	114,512	0.71
Exercisable options	97,507

During the six-months ended June 30, 2023, the Company recorded share-based payment expenses of option to services providers and advisers in the amount of $14.

The RSUs to services providers and advisers outstanding as of June 30, 2023, as follows:

Number of RSUs

Outstanding at beginning of year	18,266
Granted	-
Vested	5,417
Outstanding as of June 30, 2023	12,849
Vested as of June 30, 2023	19,651

During the six months ended June 30, 2023, the Company recorded share-based payment expenses of RSUs to services providers and advisers in the amount of $6.

The options to employees and directors outstanding as of June 30, 2023, as follows:

	Six months ended June 30, 2023
	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	386,260	0.37
Forfeited	-	-
Outstanding as of June 30, 2023	386,260	0.37
Exercisable options as of June 30, 2023	361,784	0.37

During the six-months ended June 30, 2023, the Company recorded share-based payment expenses of options to employees and directors in the amount of $33.

The RSUs to employees and directors outstanding as of June 30, 2023, as follows:

Number of RSUs

Outstanding at beginning of year	1,727,842
Granted	-
Forfeited	(23,889)
Vested	(649,498)
Outstanding as of June 30, 2023	1,054,455
Vested as of June 30, 2023	2,531,072

During the six months ended June 30, 2023, the Company recorded share-based payment expenses of RSUs to employees and directors in the amount of $964.

During the six months ended June 30, 2022, the Company recorded share-based payment expenses in the amount of $3,107.

The options to services providers and advisers outstanding as of June 30, 2022, as follows:

	Six months ended June 30, 2022
	Number of options	Weighted average exercise price in NIS
Outstanding at beginning of year	87,833	0.37
Granted	29,400	10.78
Exercised	(2,721)	0.37
Forfeited	-	-
Outstanding as of June 30, 2022	114,512
Exercisable options

During the six-months period ended June 30, 2022, the Company recorded share-based payment expenses of option to services providers and advisers in the amount of $22.

The RSUs to services providers and advisers outstanding as of June 30, 2022, as follows:

Number of RSUs
Outstanding at beginning of year	10,000
Granted	22,500
Vested	1,666
Outstanding as of June 30, 2022	30,834
Vested as of June 30, 2022	1,666

During the six-months period ended June 30, 2022, the Company recorded share-based payment expenses of RSUs to services providers and advisers in the amount of $22.

The options to employees and directors outstanding as of June 30, 2022, as follows:

	Six months ended June 30, 2022
	Number of options	Weighted average exercise price in NIS
Outstanding at beginning of year	448,120	0.37
Forfeited	(57,159)	0.37
Outstanding as of June 30, 2022	390,961	0.37
Exercisable options	324,727	0.37

During the six-months period ended June 30, 2022, the Company recorded share-based payment expenses of options to employees and directors in the amount of $110.

The RSUs to employees and directors outstanding as of June 30, 2022, as follows:

Number of RSUs
Outstanding at beginning of year	2,002,587
Granted	826,854
Vested	747,579
Outstanding as of June 30, 2022	2,081,862
Vested as of June 30, 2022	1,403,180

During the six-months ended June 30, 2022, the Company recorded share-based payment expenses of RSUs to employees and directors in the amount of $2,953.